Accrued Liabilities and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Payables And Accruals [Abstract]
Schedule of Accrued Liabilities and Other Liabilities

	As of
Accrued liabilities and other current liabilities	December 31, 2017	December 31, 2018
Accrued advertising and marketing expense	—	288,782,409
Cultural development fee and other tax surcharges(1)	17,455,833	76,151,018
Accrued professional fees	3,500,000	6,074,086
Accrued employee welfare expense	—	4,709,056
Refund from depositary bank(2)	—	2,597,700
Accrued Series A convertible redeemable preferred shares issuance cost of a subsidiary	—	126,146
Others	465,806	690,144
	21,421,639	379,130,559
Non-current
Non-refundable incentive payment from depositary bank(2)	—	9,686,219
Total	21,421,639	388,816,778

(1)	The Group is subject to a cultural development fee on the provision of advertising services in the PRC. The applicable tax rate is 3% of the net advertising revenues.
(2)

The Company received non-refundable incentive payment of USD 1.8 million (RMB 12.5 million) from depositary bank in September 2018. The amount will be recorded ratably as other gains over a 5 year arrangement period. For the year ended December 31, 2018, the Company has recorded RMB 0.7 million in other gains.